Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 23, 2019
Entity Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2019
Document Effective Date	Dec. 23, 2019
Prospectus Date	Dec. 23, 2019